Loans - Summary of Purchased Loans Pools (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Loan	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount		$ 27,200,000		$ 13,300,000
Participating interest of acquired loan percentage		90.00%
Number of loans outstanding | Loan		1,657		909
Cumulative net charge-offs		$ 77,000
Loans acquired			$ 24,600,000		$ 10,200,000	$ 15,600,000
Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans		2 years
Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans		6 years
Residential Mortgage
Accounts Notes And Loans Receivable [Line Items]
Original Balance	$ 2,100,000	$ 2,100,000
Loans acquired carrying amount	2,000,000	2,100,000
Unamortized Premium	$ 131,000	$ 135,000
Participating interest of acquired loan percentage	100.00%	100.00%
Number of loans outstanding | Loan	25	25
Residential Mortgage | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	22 years	22 years
Residential Mortgage | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	24 years	24 years
Commercial Loan
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 6,100,000	$ 6,600,000
Participating interest of acquired loan percentage	100.00%	100.00%
Number of loans outstanding | Loan	41	43
Loans acquired	$ 6,800,000	$ 6,800,000
Commercial Loan | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	4 years	4 years
Commercial Loan | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	10 years	10 years
Home Equity Line of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 17,300,000	$ 20,100,000
Unamortized Premium	$ 347,000	$ 390,000
Participating interest of acquired loan percentage	100.00%	100.00%
Number of loans outstanding | Loan	335	376
Loans acquired	$ 21,900,000	$ 21,900,000
Home Equity Line of Credit [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	4 years	4 years
Home Equity Line of Credit [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	30 years	30 years
Automobile Loans [MEmber]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 22,300,000	$ 27,200,000
Unamortized Premium	$ 768,000	$ 930,000
Participating interest of acquired loan percentage	90.00%	90.00%
Number of loans outstanding | Loan	1,484	1,657
Cumulative net charge-offs	$ 212,000	$ 196,000
Loans acquired	$ 50,400,000	$ 50,400,000
Automobile Loans [MEmber] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	2 years	2 years
Automobile Loans [MEmber] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	6 years	6 years
Consumer Loan Pool 1 [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 4,300,000	$ 5,000,000
Participating interest of acquired loan percentage	100.00%	100.00%
Number of loans outstanding | Loan	82	87
Loans acquired	$ 5,400,000	$ 5,400,000
Consumer Loan Pool 1 [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	4 years	4 years
Consumer Loan Pool 1 [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	10 years	10 years
Purchased Unsecured Consumer Loan Pool2
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 21,200,000	$ 25,800,000
Unamortized Premium	$ 86,000	$ 114,000
Participating interest of acquired loan percentage	59.00%	59.00%
Number of loans outstanding | Loan	2,535	2,768
Cumulative net charge-offs	$ 219,000
Loans acquired	$ 26,600,000	$ 26,600,000
Purchased Unsecured Consumer Loan Pool2 | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	3 years	3 years
Purchased Unsecured Consumer Loan Pool2 | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	5 years	5 years
Purchased Unsecured Consumer Loan Pool3
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying amount	$ 7,600,000	$ 10,300,000
Unamortized Premium	$ 185,000	$ 245,000
Participating interest of acquired loan percentage	100.00%	100.00%
Number of loans outstanding | Loan	3,609	4,259
Loans acquired	$ 10,300,000	$ 10,300,000
Purchased Unsecured Consumer Loan Pool3 | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	0 years	0 years
Purchased Unsecured Consumer Loan Pool3 | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Maturity period of acquired loans	7 years	7 years